UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer           New York, New York               August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    86

Form 13F Information Table Value Total:   $659,804
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

1.         28-10735                            ZLP Master Utility Fund, Ltd.

2.         28-10775                            ZLP Master Opportunity Fund, Ltd.

3.         28-11923                            ZLP Fund, LP

                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2006


COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8

                                                              VALUE    SHRS OR    SH/ PUT/ INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT    PRN CALL DISCRETION     MGRS   SOLE  SHARED  NONE
AGL RES INC                    COM               001204106     7,712     202,300  SH      SHARED-DEFINED  1,2           202,300
ALLEGHENY ENERGY INC           COM               017361106     9,056     244,300  SH      SHARED-DEFINED   2            244,300
ALLIANCE HOLDINGS GP LP        COM UNITS LP      01861G100     3,846     177,400  SH      SHARED-DEFINED   3            177,400
AMCOMP INC                     COM               02342J101       784      74,348  SH      SHARED-DEFINED   2             74,348
AMERICAN ELEC PWR CO INC       COM               025537101    20,190     589,500  SH      SHARED-DEFINED  1,2           589,500
AMERICAN SCIENCE & ENG INC     COM               029429107     1,995      34,450  SH      SHARED-DEFINED   2             34,450
BOSTON PROPERTIES INC          COM               101121101     5,578      61,700  SH      SHARED-DEFINED   2             61,700
BRANDYWINE RLTY TR             SH BEN INT NEW    105368203     6,836     212,499  SH      SHARED-DEFINED   2            212,499
CHIPOTLE MEXICAN GRILL INC     CL A              169656105       305       5,000  SH      SHARED-DEFINED   2              5,000
CMS ENERGY CORP                COM               125896100     3,179     245,700  SH      SHARED-DEFINED  1,2           245,700
COMPLETE PRODUCTION SERVICES   COM               20453E109       721      30,500  SH      SHARED-DEFINED   2             30,500
CONSTELLATION ENERGY GROUP     COM               210371100    12,267     225,000  SH      SHARED-DEFINED  1,2           225,000
COPANO ENERGY LLC              COM UNITS         217202100    32,029     670,345  SH      SHARED-DEFINED   3            670,345
CORPORATE OFFICE PPTYS TR      SH BEN INT NEW    22002T108     9,573     227,500  SH      SHARED-DEFINED   2            227,500
DELL INC                       COM               24702R101       612      25,000  SH      SHARED-DEFINED   2             25,000
DORCHESTER MINERALS LP         COM UNIT          25820R105       284      11,298  SH      SHARED-DEFINED   3             11,298
DPL INC                        COM               233293109    56,519   2,108,900  SH      SHARED-DEFINED  1,2         2,108,900
DUKE ENERGY CORP NEW           COM               26441C105     6,347     216,100  SH      SHARED-DEFINED  1,2           216,100
ENERGEN CORP                   COM               29265N108     1,536      40,000  SH      SHARED-DEFINED   2             40,000
ENERGY TRANSFER EQUITY LP      COM UT LTD PTN    29273V100    12,514     472,400  SH      SHARED-DEFINED   3            472,400
ENERGY TRANSFER PRTNRS LP      UNIT LTD PARTN    29273R109     6,800     152,300  SH      SHARED-DEFINED   3            152,300
ENTERGY CORP NEW               COM               29364G103    39,266     555,000  SH      SHARED-DEFINED  1,2           555,000
EQUITABLE RES INC              COM               294549100     4,188     125,000  SH      SHARED-DEFINED   2            125,000
EXELON CORP                    COM               30161N101    28,182     495,900  SH      SHARED-DEFINED  1,2           495,900
GENERAL MARITIME CORP          SHS               Y2692M103       935      25,300  SH      SHARED-DEFINED   2             25,300
GLOBAL PARTNERS LP             COM UNITS         37946R109     2,411     118,000  SH      SHARED-DEFINED   3            118,000
GOOGLE INC                     CL A              38259P508       419       1,000  SH      SHARED-DEFINED   2              1,000
H&E EQUIPMENT SERVICES INC     COM               404030108       589      20,000  SH      SHARED-DEFINED   2             20,000
HANOVER COMPRESSOR CO          COM               410768105     2,524     134,400  SH      SHARED-DEFINED   2            134,400
HERCULES OFFSHORE INC          COM               427093109     2,345      67,014  SH      SHARED-DEFINED   2             67,014
HIGHWOODS PPTYS INC            COM               431284108     3,227      89,200  SH      SHARED-DEFINED   2             89,200
HILAND PARTNERS LP             UT LTD PARTNR     431291103     7,673     170,885  SH      SHARED-DEFINED   3            170,885
HEINZ HJ CO                    COM               423074103       206       5,000  SH      SHARED-DEFINED   2              5,000
HORIZON OFFSHORE INC           COM NEW           44043J204       210      10,000  SH      SHARED-DEFINED   2             10,000
INERGY HLDGS LP                COM               45661Q107     4,570     142,711  SH      SHARED-DEFINED   3            142,711
INERGY LP                      UNIT LTD PTNR     456615103     3,709     144,000  SH      SHARED-DEFINED   3            144,000
ITC HLDGS CORP                 COM               465685105     3,740     140,700  SH      SHARED-DEFINED   1            140,700
ITC HOLDINGS CORP              COM               465685105     7,379     277,600  SH      SHARED-DEFINED   2            277,600
JEFFERIES GROUP INC NEW        COM               472319102       889      30,000  SH      SHARED-DEFINED   2             30,000
KEYSPEN CORP                   COM               49337W100     3,442      85,200  SH      SHARED-DEFINED   1             85,200
LINN ENERGY LLC                UNIT 99/98/9999   536020100     4,120     196,669  SH      SHARED-DEFINED   3            196,669
MAGUIRE PPTYS INC              COM               559775101     7,386     210,000  SH      SHARED-DEFINED   2            210,000
MARKWEST ENERGY PARTNERS LP    UNIT LTD PARTN    570759100     8,180     198,200  SH      SHARED-DEFINED   3            198,200
MARKWEST HYDROCARBON INC       COM               570762104     7,388     298,504  SH      SHARED-DEFINED  2,3           298,504
MARTIN MIDSTREAM PRTNRS LP     UNIT LP INT       573331105     4,280     139,047  SH      SHARED-DEFINED   3            139,047
MGE ENERGY INC                 COM               55277P104     1,060      34,036  SH      SHARED-DEFINED   1             34,036
MICROSOFT CORP                 COM               594918104       990      42,500  SH      SHARED-DEFINED   2             42,500
MIRANT CORP NEW                COM               60467R100       206       7,684  SH      SHARED-DEFINED   2              7,684
MORTON'S RESTAURANT GR INC     COM               619430101     1,124      73,400  SH      SHARED-DEFINED   2             73,400
MUELLER WTR PROD INC           COM SER A         624758108       174      10,000  SH      SHARED-DEFINED   2             10,000
NEXTEST SYS CORP               COM               653339101       243      15,000  SH      SHARED-DEFINED   2             15,000
NORTHWESTERN CORP              COM NEW           668074305     1,947      56,674  SH      SHARED-DEFINED   1             56,674
NRG ENERGY INC                 COM NEW           629377508       482      10,000  SH      SHARED-DEFINED   2             10,000
NSTAR                          COM               67019E107    46,089   1,611,500  SH      SHARED-DEFINED  1,2         1,611,500
P G & E CORP                   COM               69331C108     7,711     196,300  SH      SHARED-DEFINED   1            196,300
PENSON WORLDWIDE INC           COM               709600100       344      20,000  SH      SHARED-DEFINED   2             20,000
PETROHAWK ENERGY CORP          COM               716495106       808      64,100  SH      SHARED-DEFINED   2             64,100
PG&E CORP                      COM               69331C108    15,920     405,300  SH      SHARED-DEFINED   2            405,300
PLAINS ALL AMER PIPELINE LP    UNIT LTD PARTN    726503105    19,279     441,467  SH      SHARED-DEFINED   3            441,467
PLUM CREEK TIMBER CO INC       COM               729251108     2,024      57,000  SH      SHARED-DEFINED   2             57,000
PPL CORP                       COM               69351T106    18,007     557,500  SH      SHARED-DEFINED  1,2           557,500
QUESTAR CORP                   COM               748356102    20,726     257,500  SH      SHARED-DEFINED   2            257,500
READER'S DIGEST ASSN INC       COM               755267101     2,234     160,000  SH      SHARED-DEFINED   2            160,000
REGENCY ENERGY PARTNERS LP     COM UNITS LP      75885Y107     5,605     254,769  SH      SHARED-DEFINED   3            254,769
REPUBLIC PROPERTY TR           COM               760737106     5,607     567,500  SH      SHARED-DEFINED   2            567,500
SAIFUN SEMICONDUCTORS LTD      ORD SHS           M8233P102       287      10,000  SH      SHARED-DEFINED   2             10,000
SEMCO ENERGY INC               COM               78412D109    12,087       65000  SH      SHARED-DEFINED   2              65000
SEMPRA ENERGY                  COM               816851109    22,231     488,800  SH      SHARED-DEFINED  1,2           488,800
SIERRA PAC RES NEW             COM               826428104    18,633   1,330,900  SH      SHARED-DEFINED  1,2         1,330,900
SILICONWARE PRECISION INDSL    SPONSD ADR SPL    827084864       325      54,429  SH      SHARED-DEFINED   2             54,429
SIX FLAGS INC                  NOTE 4.500% 5/1   83001PAJ8       263     250,000  SH      SHARED-DEFINED   2            250,000
SL GREEN RLTY CORP             COM               78440X101     4,215      38,500  SH      SHARED-DEFINED   2             38,500
SOUTH JERSEY INDS INC          COM               838518108     2,956     107,931  SH      SHARED-DEFINED  1,2           107,931
SOUTHERN UN CO NEW             COM               844030106    29,550   1,092,000  SH      SHARED-DEFINED  1,2         1,092,000
SOUTHWEST GAS CORP             COM               844895102     2,717      86,700  SH      SHARED-DEFINED  1,2            86,700
SOUTHWESTERN ENERGY CO         COM               845467109       312      10,000  SH      SHARED-DEFINED   2             10,000
TC PIPELINES LP                UT COM LTD PRT    87233Q108     2,781      84,264  SH      SHARED-DEFINED   3             84,264
TECO ENERGY INC                COM               872375100    16,069   1,075,581  SH      SHARED-DEFINED  1,2         1,075,581
TIM HORTONS INC                COM               88706M103       386      15,000  SH      SHARED-DEFINED   2             15,000
TRIMBLE NAVIGATION LTD         COM               896239100     6,205     139,000  SH      SHARED-DEFINED   2            139,000
UNIVERSAL COMPRESSION HLDGS    COM               913431102       630      10,000  SH      SHARED-DEFINED   2             10,000
US SHIPPING PARTNERS LP        COM UNIT          903417103     2,494     118,100  SH      SHARED-DEFINED   3            118,100
VERASUN ENERGY CORP            COM               92336G106     1,325      50,500  SH      SHARED-DEFINED   1             50,500
WILLIAMS COS INC DEL           COM               969457100     5,256     225,000  SH      SHARED-DEFINED   2            225,000
WISCONSIN ENERGY CORP          COM               976657106    25,643     636,300  SH      SHARED-DEFINED  1,2           636,300
WPS RESOURCES CORP             COM               92931B106     8,918     179,800  SH      SHARED-DEFINED  1,2           179,800
                                                            $659,804



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